Offerings - Offering: 1	Sep. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	250,000
Proposed Maximum Offering Price per Unit	7.84
Maximum Aggregate Offering Price	$ 1,960,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 270.68
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act") this registration statement on Form S-8 also covers such additional shares of common stock, $0.01 par value per share ("Common Stock") of Agenus Inc. (the "Registrant"), as may be issued to prevent dilution from stock splits, stock dividends or similar transactions. In addition, pursuant to Rule 416(c) under the Securities Act of 1933, this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the Inducement Plan. (2) Represents shares of Common Stock reserved for issuance under the Registrant's 2015 Inducement Equity Plan. (3) Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h), based on $7.84, which represents the average of the high and low prices of the Registrant's Common Stock as reported on the Nasdaq Capital Market on August 28th, 2026. (4) The Registrant does not have any fee offsets.